Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors Preferred Trust
Entity Central Index Key	0001556505
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000127985
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor	$280	2.80%

Expenses Paid, Amount	$ 280
Expense Ratio, Percent	2.80%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by (0.32%) for the year ending December 31, 2024. The Bloomberg 1-3 Months U.S. Treasury Bill Index, the Fund’s primary benchmark, gained 5.32% for the period.

Strategy

The Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. Its portfolio managers use a flexible approach that emphasizes capital preservation but allows them to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe additional risk is warranted by favorable market conditions.

Techniques

The Fund began the year fully invested in low volatility bond and income funds and preferred stock funds. When inflation began to come down at a slower pace in the first quarter, yields turned up and the S&P Index briefly paused. The Fund entered April fully invested and leveraged in bond and income funds, preferred stock funds and a limited exposure to stocks. In keeping with the portfolio managers’ risk-managed approach to investing, positions were reduced as both stocks and bonds declined for the month. Market conditions were volatile over the second quarter, and the fund continued to hold bond and income mutual funds, preferred stock funds, and a limited exposure to stocks, prepared to take advantage of the positive stock market environment, but also poised to reduce exposure when the market environment changed. By August as inflation was steadily moving down and a Fed rate cut in September was widely anticipated, the portfolio managers made modest only changes to the portfolio.

Despite two additional Fed rate cuts, the yield on 10-Year Treasuries steadily climbed to new highs which led to weakness in bonds that adversely affected the Fund in Q4. Weakness in bonds adversely affected the Fund in October, and the portfolio managers reduced exposure, but positioned the Fund to take advantage of a year-end rally that failed to materialize and subsequently shifted to a more defensive posture as markets pulled back. The portfolio managers look forward to taking advantage of new trends that develop in 2025, while always maintaining their focus on risk management.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg 1-3 Months U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,537	$10,003	$10,055	$10,138
Dec-2016	$10,507	$10,029	$10,321	$11,351
Dec-2017	$11,165	$10,110	$10,687	$13,829
Dec-2018	$10,618	$10,295	$10,688	$13,223
Dec-2019	$11,327	$10,522	$11,620	$17,386
Dec-2020	$14,586	$10,579	$12,492	$20,585
Dec-2021	$15,135	$10,584	$12,299	$26,494
Dec-2022	$14,229	$10,745	$10,699	$21,696
Dec-2023	$14,968	$11,297	$11,291	$27,399
Dec-2024	$14,920	$11,898	$11,432	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
OnTrack Core Fund	-0.32%	5.67%	4.08%
Bloomberg 1-3 Months U.S. Treasury Bill Index	5.32%	2.49%	1.75%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 29,907,322
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,187,917
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,907,322 Number of Portfolio Holdings12 Advisory Fee $1,187,917 Portfolio Turnover116%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.9%
Money Market Funds	25.1%
Open End Funds	72.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	17.9%
BNY Mellon Floating Rate Income Fund Class I	14.5%
Cohen & Steers Preferred Securities and Income Class I	12.6%
Fidelity Government Portfolio Institutional Class, 4.330%,	12.1%
First American Government Obligations Fund Class Z, 4.337%,	12.1%
Bramshill Multi Strategy Income Fund Institutional Class	10.1%
Medalist Partners MBS Total Return Fund	5.7%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	5.1%
Thompson Bond Fund	3.5%
Janus Henderson B-BBB CLO ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments
C000121122
Shareholder Report [Line Items]
Fund Name	OnTrack Core Fund
Trading Symbol	OTRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about OnTrack Core Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.ontrackcore.com/funddocuments. You can also request this information by contacting us at (855) 747-9555.
Additional Information Phone Number	(855) 747-9555
Additional Information Website	www.ontrackcore.com/funddocuments
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$261	2.61%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.61%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund declined by (0.14%) for the year ending December 31, 2024. The Bloomberg 1-3 Months U.S. Treasury Bill Index, the Fund’s primary benchmark, gained 5.32% for the period.

Strategy

The Fund seeks total return while keeping the Fund’s volatility and downside risk below that of major equity market indices. Its portfolio managers use a flexible approach that emphasizes capital preservation but allows them to adopt a less conservative posture and to increase emphasis on capital appreciation when they believe additional risk is warranted by favorable market conditions.

Techniques

The Fund began the year fully invested in low volatility bond and income funds and preferred stock funds. When inflation began to come down at a slower pace in the first quarter, yields turned up and the S&P Index briefly paused. The Fund entered April fully invested and leveraged in bond and income funds, preferred stock funds and a limited exposure to stocks. In keeping with the portfolio managers’ risk-managed approach to investing, positions were reduced as both stocks and bonds declined for the month. Market conditions were volatile over the second quarter, and the fund continued to hold bond and income mutual funds, preferred stock funds, and a limited exposure to stocks, prepared to take advantage of the positive stock market environment, but also poised to reduce exposure when the market environment changed. By August as inflation was steadily moving down and a Fed rate cut in September was widely anticipated, the portfolio managers made modest only changes to the portfolio.

Despite two additional Fed rate cuts, the yield on 10-Year Treasuries steadily climbed to new highs which led to weakness in bonds that adversely affected the Fund in Q4. Weakness in bonds adversely affected the Fund in October, and the portfolio managers reduced exposure, but positioned the Fund to take advantage of a year-end rally that failed to materialize and subsequently shifted to a more defensive posture as markets pulled back. The portfolio managers look forward to taking advantage of new trends that develop in 2025, while always maintaining their focus on risk management.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	OnTrack Core Fund	Bloomberg 1-3 Months U.S. Treasury Bill Index	Bloomberg U.S. Aggregate Bond Index	S&P 500® Index
Dec-2014	$10,000	$10,000	$10,000	$10,000
Dec-2015	$9,558	$10,003	$10,055	$10,138
Dec-2016	$10,553	$10,029	$10,321	$11,351
Dec-2017	$11,238	$10,110	$10,687	$13,829
Dec-2018	$10,709	$10,295	$10,688	$13,223
Dec-2019	$11,444	$10,522	$11,620	$17,386
Dec-2020	$14,765	$10,579	$12,492	$20,585
Dec-2021	$15,346	$10,584	$12,299	$26,494
Dec-2022	$14,457	$10,745	$10,699	$21,696
Dec-2023	$15,234	$11,297	$11,291	$27,399
Dec-2024	$15,212	$11,898	$11,432	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 years	10 Years
OnTrack Core Fund	-0.14%	5.86%	4.28%
Bloomberg 1-3 Months U.S. Treasury Bill Index	5.32%	2.49%	1.75%
S&P 500® Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 29,907,322
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 1,187,917
InvestmentCompanyPortfolioTurnover	116.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$29,907,322 Number of Portfolio Holdings12 Advisory Fee $1,187,917 Portfolio Turnover116%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.9%
Money Market Funds	25.1%
Open End Funds	72.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Principal Spectrum Preferred and Capital Securities Income Fund Institutional Class	17.9%
BNY Mellon Floating Rate Income Fund Class I	14.5%
Cohen & Steers Preferred Securities and Income Class I	12.6%
Fidelity Government Portfolio Institutional Class, 4.330%,	12.1%
First American Government Obligations Fund Class Z, 4.337%,	12.1%
Bramshill Multi Strategy Income Fund Institutional Class	10.1%
Medalist Partners MBS Total Return Fund	5.7%
Eaton Vance Emerging Markets Debt Opportunities Fund Class I	5.1%
Thompson Bond Fund	3.5%
Janus Henderson B-BBB CLO ETF	2.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
Updated Prospectus Web Address	www.ontrackcore.com/funddocuments